United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Premier Municipal Income Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount		Value
	Municipal Bonds – 99.5%
	Alabama – 0.6%
$350,000	Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	348,527
415,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	437,244
	TOTAL	785,771
	Arizona – 2.7%
940,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	988,015
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,068,320
750,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	726,810
	TOTAL	3,783,145
	California – 8.6%
2,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2028	2,238,020
1,280,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,538,086
1,000,000	California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	1,114,820
750,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Agency PRF 6/1/2013@100), 6/1/2042	894,240
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (GTD by Citigroup, Inc.), 11/1/2034	1,842,705
2,000,000	Regents of University of California, General Revenue Bonds (Series 2009Q), 5.25%, 5/15/2029	2,246,280
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,261,560
	TOTAL	12,135,711
	Colorado – 3.6%
725,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	899,080
500,000	Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	525,175
230,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	254,835
90,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.50% (United States Treasury & Agency PRF 11/1/2018@100)/ (Original Issue Yield: 5.60%), 11/1/2027	112,683
250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	295,612
500,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	618,050
665,000	Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	522,145
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,216,310
500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	624,420
	TOTAL	5,068,310
	Connecticut – 0.8%
1,085,000	Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,079,423
	Delaware – 0.5%
715,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	747,354
	District of Columbia – 1.7%
2,500,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,405,175
	Florida – 5.1%
540,000	Broward County, FL Airport System, Airport System Refunding Revenue Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	584,096
1,215,000	Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	886,282
400,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	363,796
1,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.25%, 10/1/2039	1,093,820

Principal Amount		Value
$1,000,000	South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,054,770
1,000,000	South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,045,500
1,000,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	745,040
970,000	Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	971,911
480,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	463,306
	TOTAL	7,208,521
	Georgia – 3.1%
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,745,760
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,015,120
1,500,000	DeKalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,625,295
	TOTAL	4,386,175
	Guam – 0.3%
375,000	Guam Government GO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	397,860
	Hawaii – 1.7%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	833,438
1,400,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,501,402
	TOTAL	2,334,840
	Illinois – 3.5%
977,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	779,079
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	987,400
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	344,514
1,000,000	Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,017,000
625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	549,175
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,306,825
	TOTAL	4,983,993
	Indiana – 2.4%
1,500,000	Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2037	1,502,430
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,877,272
	TOTAL	3,379,702
	Kentucky – 0.2%
325,000	Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/ (Original Issue Yield: 6.97%), 10/1/2028	328,699
	Maryland – 0.9%
550,000	Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	569,717
690,000	Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	722,437
	TOTAL	1,292,154
	Massachusetts – 1.3%
1,730,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	1,842,744
	Michigan – 1.1%
1,500,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,554,060

Principal Amount			Value
		Mississippi – 1.4%
$2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,966,180
		Missouri – 0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	503,525
		New Jersey – 0.4%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	494,295
211,412	[1]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	2
		TOTAL	494,297
		New Mexico – 0.6%
750,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	800,295
		New York – 7.5%
1,030,000		Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	1,071,705
1,050,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	1,104,558
400,000		New York City Liberty Development Corp., Second Priority Liberty Refunding Revenue Bonds (Series 2010 Class 2), 5.625% (One Bryant Park LLC), 7/15/2047	415,284
800,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	800,688
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,200,390
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.25% (Original Issue Yield: 5.50%), 6/15/2040	2,203,860
1,430,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	1,611,710
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.25% (Original Issue Yield: 5.44%), 11/15/2034	2,202,680
		TOTAL	10,610,875
		North Carolina – 1.3%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,088,020
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	815,440
		TOTAL	1,903,460
		Ohio – 2.7%
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,228,997
1,430,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	1,469,468
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	568,665
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	564,780
		TOTAL	3,831,910
		Oregon – 0.3%
500,000	[2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	401,185
		Pennsylvania – 7.0%
1,000,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2009), 6.50% (United States Steel Corp.), 5/1/2017	1,082,300
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,082,113
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	416,643
1,500,000		Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,538,790
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,081,990
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,757,645

Principal Amount			Value
$2,500,000		Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,881,150
		TOTAL	9,840,631
		Puerto Rico – 1.6%
2,000,000		Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.00% (Original Issue Yield: 6.25%), 8/1/2042	2,190,580
		South Carolina – 0.8%
1,170,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,189,878
		South Dakota – 2.0%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,006,100
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,802,290
		TOTAL	2,808,390
		Tennessee – 2.0%
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	2,872,830
		Texas – 15.3%
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	709,142
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	342,862
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	479,928
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Refunding Revenue Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,225,100
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2022	2,277,320
1,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2009), 5.25%, 5/15/2029	1,648,170
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	483,010
10,000,000	[4]	Spring Branch, TX ISD, LT GO Bonds, 5.250%, 2/1/2034	10,919,600
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	494,735
1,985,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	2,078,057
		TOTAL	21,657,924
		Virginia – 3.0%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	962,970
500,000		Fairfax County, VA IDA, Health Care Revenue Bonds (Series 2009C), 5.00% (Inova Health System), 5/15/2025	551,495
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,668,268
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Refunding Revenue Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,037,130
		TOTAL	4,219,863
		Washington – 12.1%
2,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,013,420
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	915,340
12,790,000	[4]	Washington State, UT GO Bonds, (Series 2008A), 5.000%, 7/1/2030	14,177,075
		TOTAL	17,105,835
		Wisconsin – 3.0%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,304,640
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/ (Original Issue Yield: 6.75%), 7/1/2023	508,975
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/ (Original Issue Yield: 6.875%), 7/1/2028	504,295

Principal Amount		Value
$1,000,000	Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/ (Original Issue Yield: 7.45%), 1/15/2033	965,620
	TOTAL	4,283,530
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $133,203,799)	140,394,825
	SHORT-TERM MUNICIPAL – 0.5%;5
	Florida – 0.5%
750,000	Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/ (SunTrust Bank LOC), 0.350%, 9/1/2010 (AT AMORTIZED COST)	750,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $133,953,799)[6]	141,144,825
	OTHER ASSETS AND LIABILITIES - NET[7]	(15,719,574)
	LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(36,575,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$88,850,251

At August 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Obligor filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. Subsequent distributions have occurred on various dates to redeem portions of the remaining bonds at discounts to par. The market value of the holding is adjusted to reflect the expected value of future distributions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $2,002,168, which represented 1.4% of total market value.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2010, these liquid restricted securities amounted to $800,295, which represented 0.6% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at August 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$401,185
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000	$800,688
4	Underlying security in inverse floater structure.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At August 31, 2010, the cost of investments for federal tax purposes was $116,732,760. The net unrealized appreciation of investments for federal tax purposes was $7,308,811. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,800,873 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,492,062.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
ISD	— Independent School District
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PRF	— Prerefunded
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010